ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

AST Quantitative Modeling Portfolio

Supplement dated November 8, 2023 to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the AST Academic Strategies Asset Allocation Portfolio, AST Advanced Strategies Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Prudential Growth Allocation Portfolio and AST Quantitative Modeling Portfolio (each, a Portfolio, and collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective November 7, 2023, Mr. Edward Campbell, CFA, is no longer a portfolio manager of the Portfolios and Mr. George N. Patterson, PhD, CFA, CFP is added as a portfolio manager to each Portfolio.

To reflect these changes, the Trust's Prospectus, SAI and the Summary Prospectus relating to the Portfolio are hereby revised as follows effective immediately:

I.All references and information pertaining to Mr. Campbell are hereby removed from the Trust's Prospectus and SAI and the Summary Prospectuses relating to the Portfolios.

II.The tables in the sections of the Summary Prospectuses and Prospectus entitled "Summary: AST Academic Strategies

Asset Allocation Portfolio – Management of the Portfolio", "Summary: AST Advanced Strategies Portfolio – Management

of the Portfolio", "Summary: AST Balanced Asset Allocation Portfolio – Management of the Portfolio", "Summary: AST

Capital Growth Asset Allocation Portfolio – Management of the Portfolio", "Summary: AST Preservation Asset Allocation

Portfolio – Management of the Portfolio", "Summary: AST Prudential Growth Allocation Portfolio – Management of the

Portfolio" and "Summary: AST Quantitative Modeling Portfolio – Management of the Portfolio" are hereby revised by adding the following information with respect to Mr. Patterson:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date

PGIM Investments LLC	PGIM	George N. Patterson,	Managing	November 2023
	Quantitative	PhD, CFA, CFP	Director, Chief
AST Investment	Solutions LLC		Investment Officer
Services, Inc.

III.The following is hereby added after the last paragraph in the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST Academic Strategies Asset Allocation Portfolio - PGIM Quantitative Solutions LLC, AST Advanced Strategies Portfolio – PGIM Quantitative Solutions Segment, AST Balanced Asset Allocation Portfolio – PGIM Quantitative Solutions, AST Capital Growth Asset Allocation Portfolio – PGIM Quantitative Solutions, AST Preservation Asset Allocation Portfolio – PGIM Quantitative Solutions LLC, AST Prudential Growth Allocation Portfolio – PGIM Quantitative Solutions and AST Quantitative Modeling Portfolio – PGIM Quantitative Solutions: Asset Allocation and Maintenance of Quantitative Model":

George N. Patterson, PhD, CFA, CFP, is a Managing Director and the Chief Investment Officer for PGIM Quantitative Solutions. In this capacity, he oversees all portfolio management and research efforts for both the Quantitative Equity and Multi-Asset teams. Prior to his current role, George was the Co-Head of PGIM Quantitative Solutions' Quantitative Equity

ASTSUP4-2

team, overseeing portfolio management, investment research and new product development. Before joining PGIM Quantitative Solutions, George was a Managing Director, Corporate Strategy, at Axioma, Inc., focusing on identifying buy-side trends and market opportunities. Previously, he was the Chief Investment Officer for Quantitative Investments at Bank of Montreal Global Asset Management, with responsibilities across global equities and multi-asset strategies spanning stand-alone asset allocation funds, FX overlays, retail fund of funds and ETF-based multi-asset solutions. In addition, George was a Co-Founder and Managing Partner at Menta Capital LLC, a California-based quantitative equity hedge fund, and a Senior Portfolio Manager in equity market neutral strategies at Barclays Global Investors. He began his career at NASA's Jet Propulsion Laboratory. George earned a BS in physics from the Massachusetts Institute of Technology and a PhD in physics from Boston University.

IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Academic Strategies Asset Allocation Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment Vehicles*	(in millions)	Portfolio
		(in millions)	(in millions)		Securities*

PGIM	George N.	87/$64,428,326,027	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

V.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Advanced Strategies

Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	90/$61,124,135,896	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.
VI.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Balanced Asset
Allocation Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	88/$56,081,806,850	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.
VII.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Capital Growth Asset
Allocation Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	88/$55,554,838,518	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

ASTSUP4-2

VIII.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Preservation Asset
Allocation Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	88/$63,497,099,807	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.
IX.	The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Prudential Growth
Allocation Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	82/$54,292,899,992	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

X.The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Quantitative Modeling

Portfolio" is hereby revised by adding the following information with respect to Mr. Patterson:

Subadviser	Portfolio	Registered Investment	Other Pooled	Other Accounts*	Ownership of
	Managers	Companies*	Investment	(in millions)	Portfolio
		(in millions)	Vehicles*		Securities*
(in millions)
PGIM	George N.	88/$65,735,708,467	31/$3,716,091,791	63/$17,153,579,101	None
	Patterson, PhD,			8/$1,787,213,600
Quantitative
CFA, CFP
Solutions LLC

*Information as of September 30, 2023.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP4-2